Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment, Net - USD ($)		Sep. 30, 2024	Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 4,074,075	$ 3,424,768
Less: accumulated depreciation		(3,392,733)	(3,225,867)
Property, plant and equipment, net		681,342	198,901
Machinery equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		2,420,754	2,333,707
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	[1]	526,753
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		535,049	508,389
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		418,981	413,129
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		160,750	157,841
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 11,788	$ 11,702

[1]	In June 2024, CCSC Technology Serbia signed a purchase agreement on real estate to purchase 4 lots of agricultural land located in Serbia.